Loans Principal, Interest and Financing Service Fee Receivables	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Loans principal, interest and financing service fee receivables
5	Loans principal, interest and financing service fee receivables

	Note	December 31, 2021	December 31, 2022
		RMB	RMB

Home equity loans:	(a)	9,412,717,366	8,993,547,621
Loans principal, interest and financing service fee receivables

Less: allowance for credit losses	(i)
- Individually assessed		(61,479,897)	(12,247,836)
- Collectively assessed		(914,370,954)	(727,055,237)
Subtotal		(975,850,851)	(739,303,073)

Net loans principal, interest and financing service fee receivables of home equity loan		8,436,866,515	8,254,244,548
Corporate loans:	(e)
Loans principal, interest and financing service fee receivables		-	463,254,567
Less: allowance for credit losses		-	(24,693,114)
Net loans principal, interest and financing service fee receivables of corporate loan		-	438,561,453
Net loans principal, interest and financing service fee receivables		8,436,866,515	8,692,806,001

(a)	Home equity loans

		December 31, 2021			December 31, 2022
	Note	First lien	Second lien	Subtotal	First lien	Second lien	Subtotal
		RMB	RMB	RMB	RMB	RMB	RMB
Loans principal, interest and financing service fee receivables		3,514,373,477	5,898,343,889	9,412,717,366	3,360,094,375	5,633,453,246	8,993,547,621

Less: allowance for credit losses	(a)
- Individually assessed		(32,968,721)	(28,511,176)	(61,479,897)	(3,836,350)	(8,411,486)	(12,247,836)
- Collectively assessed		(357,239,453)	(557,131,501)	(914,370,954)	(286,300,001)	(440,755,236)	(727,055,237)

Subtotal		(390,208,174)	(585,642,677)	(975,850,851)	(290,136,351)	(449,166,722)	(739,303,073)

Net loans principal, interest and financing service fee receivables		3,124,165,303	5,312,701,212	8,436,866,515	3,069,958,024	5,184,286,524	8,254,244,548

(i)	Allowance for credit losses

The table below presents the components of allowances for loans principal, interest and financing service fee receivables by impairment methodology with the recorded investment as of December 31, 2021 and 2022.

	December 31, 2022
	Allowance for loans which are collectively assessed			Allowance for loans which are individually assessed
	First lien	Second lien	Subtotal	First lien	Second lien	Subtotal	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
As of January 1	357,239,453	557,131,501	914,370,954	32,968,721	28,511,176	61,479,897	975,850,851
Provision for credit losses	(8,058,972)	(19,852,708)	(27,911,680)	72,834,526	98,794,363	171,628,889	143,717,209
Charge-offs	(1,318,568)	-	(1,318,568)	(7,843,977)	(44,833,079)	(52,677,056)	(53,995,624)
Increase in guaranteed recoverable assets	(61,561,912)	(96,523,557)	(158,085,469)	(102,009,203)	(87,525,498)	(189,534,701)	(347,620,170)
Recoveries	-	-	-	7,886,283	13,464,524	21,350,807	21,350,807

As of December 31	286,300,001	440,755,236	727,055,237	3,836,350	8,411,486	12,247,836	739,303,073

Net loans principal, interest and financing service fee receivables	3,036,599,198	5,127,455,016	8,164,054,214	33,358,825	56,831,509	90,190,334	8,254,244,548

Recorded investment	3,322,899,199	5,568,210,252	8,891,109,451	37,195,175	65,242,995	102,438,170	8,993,547,621

	December 31, 2021
	Allowance for loans which are collectively assessed			Allowance for loans which are individually assessed
	First lien	Second lien	Subtotal	First lien	Second lien	Subtotal	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
As of January 1	222,034,414	313,932,763	535,967,177	27,176,553	44,821,768	71,998,321	607,965,498
Provision for credit losses	1,184,418	(6,117,066)	(4,932,648)	(65,333,841)	(137,477,353)	(202,811,194)	(207,743,842)
Charge-offs	(53,919,303)	(69,524,088)	(123,443,391)	(9,950,932)	(11,630,112)	(21,581,044)	(145,024,435)
Increase in guaranteed recoverable assets	187,939,924	318,839,892	506,779,816	18,633,218	16,504,672	35,137,890	541,917,706
Recoveries	-	-	-	62,443,724	116,292,200	178,735,924	178,735,924

As of December 31	357,239,453	557,131,501	914,370,954	32,968,721	28,511,176	61,479,897	975,850,851

Net loans principal, interest and financing service fee receivables	3,048,382,936	5,249,959,347	8,298,342,283	75,782,367	62,741,865	138,524,232	8,436,866,515

Recorded investment	3,405,622,388	5,807,090,849	9,212,713,237	108,751,089	91,253,040	200,004,129	9,412,717,366

(1)	Effective January 1, 2020, the Group adopted accounting guidance which changed impairment recognition of financial instruments to a model that is based on expected losses rather than incurred losses.

The Group charges off loans principal, interest and financing service fee receivables if the remaining balance is considered uncollectable. Recovery of loans principal, interest and financing service fee receivables previously charged off would be recorded when received.

For the description of the Group’s related accounting policies of allowance for credit losses, see Note 2(e) Loans.

The following tables present the aging of allowance for credit losses as of December 31, 2022.

	Total current	1 - 30 days past due	31 - 90 days past due	91 - 180 days past due	Total loans
	RMB	RMB	RMB	RMB	RMB
The collaboration model
First lien	116,930,653	82,019,376	86,848,853	3,836,350	289,635,232
Second lien	214,691,499	118,189,879	105,038,216	8,411,486	446,331,080
Subtotal	331,622,152	200,209,255	191,887,069	12,247,836	735,966,312

The traditional facilitation model
First lien	656	500,463	-	-	501,119
Second lien	2,832,406	3,236	-	-	2,835,642
Subtotal	2,833,062	503,699	-	-	3,336,761
Allowance for credit losses	334,455,214	200,712,954	191,887,069	12,247,836	739,303,073

The following tables present the aging of allowance for credit losses as of December 31, 2021.

	Total current	1 - 30 days past due	31 - 90 days past due	91 - 180 days past due	Total loans
	RMB	RMB	RMB	RMB	RMB
The collaboration model
First lien	189,814,922	86,537,327	66,784,464	31,394,514	374,531,227
Second lien	340,800,002	124,542,266	80,395,050	26,996,820	572,734,138
Subtotal	530,614,924	211,079,593	147,179,514	58,391,334	947,265,365

The traditional facilitation model
First lien	5,618,913	3,503,613	4,980,213	1,574,208	15,676,947
Second lien	5,491,292	2,285,562	3,617,330	1,514,355	12,908,539
Subtotal	11,110,205	5,789,175	8,597,543	3,088,563	28,585,486
Allowance for credit losses	541,725,129	216,868,768	155,777,057	61,479,897	975,850,851

(b)	Loan delinquency and non-accrual details

The following tables present the aging of past-due loan principal and financing service fee receivables as of December 31, 2022.

	Total current	1 - 30 days past due	31 - 90 days past due	91 - 180 days past due	181 - 270 days past due	271 - 360 days past due	361 days past due	Total loans	Total non-accrual
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
The collaboration model
First lien	2,621,922,407	357,338,815	339,856,221	10,753,640	4,686,900	2,446,894	17,790,991	3,354,795,868	35,678,425
Second lien	4,596,435,737	515,052,451	410,753,899	16,756,323	22,661,421	9,951,192	14,507,390	5,586,118,413	63,876,326
Subtotal	7,218,358,144	872,391,266	750,610,120	27,509,963	27,348,321	12,398,086	32,298,381	8,940,914,281	99,554,751

The traditional facilitation model
First lien	1,493,232	2,163,296	-	544,591	-	-	1,097,387	5,298,506	1,641,978
Second lien	45,954,310	13,855	-	-	-	-	1,366,669	47,334,834	1,366,669
Subtotal	47,447,542	2,177,151	-	544,591	-	-	2,464,056	52,633,340	3,008,647
Loans principal, interest and financing service fee receivables	7,265,805,686	874,568,417	750,610,120	28,054,554	27,348,321	12,398,086	34,762,437	8,993,547,621	102,563,398

The following tables present the aging of past-due loan principal and financing service fee receivables as of December 31, 2021.

	Total current	1 - 30 days past due	31 - 90 days past due	91 - 180 days past due	181 - 269 days past due	270 - 360 days past due	361 days past due	Total loans	Total non-accrual
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
The collaboration model
First lien	2,814,226,880	325,090,831	230,622,938	65,080,342	6,979,995	5,972,352	24,768,894	3,472,742,232	102,801,583
Second lien	5,030,913,080	467,836,400	276,784,712	52,043,750	7,455,656	6,468,134	17,308,803	5,858,810,535	83,276,343
Subtotal	7,845,139,960	792,927,231	507,407,650	117,124,092	14,435,651	12,440,486	42,077,697	9,331,552,767	186,077,926

The traditional facilitation model
First lien	20,814,948	6,532,393	8,334,398	4,887,949	285,023	122,845	653,689	41,631,245	5,949,506
Second lien	21,237,555	4,238,098	6,081,004	5,027,879	360,727	673,625	1,914,466	39,533,354	7,976,697
Subtotal	42,052,503	10,770,491	14,415,402	9,915,828	645,750	796,470	2,568,155	81,164,599	13,926,203
Loans principal, interest and financing service fee receivables	7,887,192,463	803,697,722	521,823,052	127,039,920	15,081,401	13,236,956	44,645,852	9,412,717,366	200,004,129

Loans principal, interest and financing service fee receivables are placed on non-accrual status when payments are 90 days contractually past.

Any interest accrued on non-accrual loans is reversed at 90 days and charged against current earnings, and interest is thereafter included in earnings only to the extent actually received in cash. When there is doubt regarding the ultimate collectability of principal, all cash receipts are thereafter applied to reduce the recorded investment in the loan.

(c)	Impaired loans

(1)	Impaired loans summary

		Recorded investment
	Unpaid principal balance	Impaired loans	Impaired loans with related allowance for credit losses	Impaired loans without related allowance for credit losses	Related allowance for credit losses
	RMB	RMB	RMB	RMB	RMB

First lien	32,981,329	37,320,404	8,776,965	28,543,440	3,836,350
Second lien	62,134,501	65,242,994	15,257,298	49,985,695	8,411,486

As of December 31, 2022	95,115,830	102,563,398	24,034,263	78,529,135	12,247,836

First lien	102,914,225	108,751,090	64,871,825	43,879,265	32,968,721
Second lien	88,073,367	91,253,039	50,995,087	40,257,952	28,511,176

As of December 31, 2021	190,987,592	200,004,129	115,866,912	84,137,217	61,479,897

In accordance with ASC 310-10-35-16 and 17, impaired loans are those loans where the Group, based on current information and events, believes it is probable all amounts due according to the contractual terms of the loan will not be collected. All amounts due according to the contractual terms means that both the contractual interest payments and the contractual principal payments of a loan will be collected as scheduled in the loan agreement. Impaired loans without an allowance generally represent loans that the fair value of the underlying collateral meets or exceeds the loan’s amortized cost.

(2)	Average recorded investment in impaired loans

	Year ended December 31,2021		Year ended December 31,2022
	Average recorded investment	Interest and fees income recognized	Average recorded investment	Interest and fees income recognized
	RMB	RMB	RMB	RMB

First lien	184,523,313	61,453,546	73,035,747	82,191,331
Second lien	176,098,252	61,775,021	78,248,017	83,791,498

Impaired loans	360,621,565	123,228,567	151,283,764	165,982,829

(i)	Average recorded investment represents ending balance for the last four quarters and does not include the related allowance for credit losses.

(ii)	The interest and fees income recognized are those interest and financing service fees recognized related to impaired loans. All the amounts are recognized on cash basis.

No debt restructuring in which contractual terms of loans are modified, has occurred during 2021 and 2022.

The Group transferred loans with carrying amounts of RMB2,466,160,820and RMB2,375,645,263 to third party investors and recorded the transfers as sales for the years ended December 31, 2021 and 2022, respectively. The Group recognized net losses of RMB479,584,775 and RMB44,554,948 from transfers accounted for as sales of loans for the years ended December 31, 2021 and 2022, respectively.

The Group carries out pre-approval, review and credit approval of loans by professionals for credit risk arising from micro credit business. During the post-transaction monitoring process, the Group conducts a visit of customers regularly after disbursement of loans and conducts on-site inspection when the Group considers it is necessary. The review focuses on the status of the collateral.

The Group adopts a loan risk classification approach to manage the loan portfolio risk. Loans are classified as non-impaired and impaired based on the different risk level. When one or more events demonstrates there is objective evidence of impairment and causes losses, corresponding loans are considered to be classified as impaired. The asset-specific component is calculated under ASC 310-10-35, on an individual basis for the loans whose payments are contractually past due more than 90 days or which are considered impaired.

The Group applies a series of criteria in determining the classification of loans. The loan classification criteria focus on a number of factors, including (i) the borrower’s ability to repay the loan; (ii) the borrower’s repayment history; (iii) the borrower’s willingness to repay; (iv) the net realizable value of any collateral; and (v) the prospect for the support from any financially responsible guarantor. The Group also takes into account the length of time for which payments of principal and interest on a loan are overdue.

(d)	Loans held-for-sale

Loans held-for-sale are measured at the lower of cost or fair value, with valuation changes recorded in noninterest revenue. The valuation is performed on an individual loan basis. Loans transferred to held-for-sale category were RMB1,095,412,086 and RMB 1,844,438,134 as of December 31, 2021 and 2022 respectively.

(e)	Corporate loans

Corporate loans are unsecured loans granted to unrelated entities in order to fulfil their normal operating and capital requirement. Loans principal, interest and financing service fee receivables of corporate loan were nil and RMB463,254,567 as of December 31, 2021 and December 31, 2022 and the Allowance for credit losses were RMB24,693,114 assessed on a collective basis as of December 31, 2022.